Small Cap Core Fund Performance Management - Small Cap Core Fund	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The below bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index), the Russell 2000® Index, and the Russell 2000® Value Index. Effective April 30, 2026, the Fund changed its benchmark index from the Russell 2000® Value Index to the Russell 2000® Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fund management believes that the Russell 2000® Index is more representative of the securities in which the Fund invests. The Fund’s returns prior to April 30, 2026, as reflected in the bar chart and table, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name, “Small Cap Special Values Fund.” Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.Since the Fund’s inception, Wells Capital Management Incorporated (“WellsCap”) served as the Fund’s subadviser. In the fourth quarter of 2021, WellsCap changed its name to Allspring Global Investments, LLC (“Allspring”). Beginning December 7, 2015, Allspring (formerly WellsCap) served as the Fund’s sole subadviser. Effective April 30, 2026, Invesco Advisers, Inc. (“Invesco”) replaced Allspring as the Fund’s subadviser.
Performance Past Does Not Indicate Future [Text]	Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The below bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index), the Russell 2000® Index, and the Russell 2000® Value Index. Effective April 30, 2026, the Fund changed its benchmark index from the Russell 2000® Value Index to the Russell 2000® Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:December 31, 202028.56%Lowest Quarterly Return:March 31, 2020-33.63%Year to Date Most Recent Quarter:June 30, 202617.91%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Market Index Changed	Effective April 30, 2026, the Fund changed its benchmark index from the Russell 2000® Value Index to the Russell 2000® Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
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Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	17.91%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	28.56%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(33.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020